Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated May 22, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”) for the
iShares ESG Optimized MSCI USA ETF (SUSA) (the “Fund”)
The following changes to the Fund’s Prospectus, Summary Prospectus and SAI will take effect on June 1, 2026:
1)	The first paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. The MSCI USA Index is designed to measure the performance of the large- and mid‑capitalization segments of the U.S. equities market. As of April 30, 2025, the Underlying Index consisted of 191 securities selected from the MSCI USA Index.
MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. At each quarterly review, the Underlying Index must have an ESG score of at least 20% better than that of the MSCI USA Index, as determined by the Index Provider.
The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal power and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies will be excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded).
To maintain risk and return characteristics similar to the MSCI USA Index, the Index Provider applies various optimization constraints (e.g., constituent and sector weights relative to the parent index). The Index Provider also applies conditional capping to the index constituents. At the quarterly review, if the combined weight of issuers with individual weights above 4.5% exceeds 22.5% of the Underlying Index, then the total weight is capped at 22.5%. The Index Provider also verifies at the end of each business day whether the combined weight of issuers with individual weights above 5% exceeds 25% of the Underlying Index. If this daily threshold is breached, rebalancing occurs to meet the prescribed 4.5% and 22.5% buffer levels. The optimization constraints are not applied during a rebalancing triggered by daily capping.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Optimized MSCI USA ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated May 22, 2026
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”) for the
iShares ESG Optimized MSCI USA ETF (SUSA) (the “Fund”)
The following changes to the Fund’s Prospectus, Summary Prospectus and SAI will take effect on June 1, 2026:
1)	The first paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Extended ESG Select Index (the “Underlying Index”), which is an optimized index designed to maximize exposure to positive environmental, social and governance (“ESG”) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA Index. The MSCI USA Index is designed to measure the performance of the large- and mid‑capitalization segments of the U.S. equities market. As of April 30, 2025, the Underlying Index consisted of 191 securities selected from the MSCI USA Index.
MSCI Inc. (the “Index Provider” or “MSCI”) analyzes each eligible company’s ESG performance using proprietary ratings covering ESG and ethics criteria. The index methodology is designed so that companies with relatively high overall ratings have a higher representation in the Underlying Index than in the MSCI USA Index and companies with relatively low overall ratings have a lower representation in the Underlying Index than in the MSCI USA Index. Exceptions may result from the Underlying Index’s objective of having risk and return characteristics similar to the MSCI USA Index. At each quarterly review, the Underlying Index must have an ESG score of at least 20% better than that of the MSCI USA Index, as determined by the Index Provider.
The Index Provider excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, fossil fuel extraction, thermal coal power and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., 10%) for certain products and activities in an excluded industry. The securities of certain companies will be excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of controversial weapons are excluded).
To maintain risk and return characteristics similar to the MSCI USA Index, the Index Provider applies various optimization constraints (e.g., constituent and sector weights relative to the parent index). The Index Provider also applies conditional capping to the index constituents. At the quarterly review, if the combined weight of issuers with individual weights above 4.5% exceeds 22.5% of the Underlying Index, then the total weight is capped at 22.5%. The Index Provider also verifies at the end of each business day whether the combined weight of issuers with individual weights above 5% exceeds 25% of the Underlying Index. If this daily threshold is breached, rebalancing occurs to meet the prescribed 4.5% and 22.5% buffer levels. The optimization constraints are not applied during a rebalancing triggered by daily capping.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.